Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 9,918,222
Exxon mobil [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 17, 2012
Trustor	Exxon Mobil
Maturity Date	Apr. 19, 2023
Coop. de Trab. Portuarios [Member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Maturity Date	Sep. 12, 2022
Fondo Fiduciario Aceitero [Member]
Disclosure of trust activities [line items]
Date of Contract	Mar. 16, 2021
Trustor	Fondo Fiduciario Aceitero
Maturity Date	Jan. 31, 2022
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 37,768
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Exxon mobil [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	21,535
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Coop. de Trab. Portuarios [Member]
Disclosure of trust activities [line items]
Balances of Trust Funds	7,013
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Fondo Fiduciario Aceitero [Member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 9,220